Borrowings - Schedule of Borrowings Principal Payments (Details) $ in Millions	Dec. 31, 2021 USD ($)
Borrowings
2022	$ 584.7
2023	63.1
2024	490.8
2025	843.5
2026	468.6
Thereafter	5,351.6
Total	7,802.3
Holding company
Borrowings
2024	282.5
2025	277.1
2026	448.1
Thereafter	4,377.5
Total	5,385.2
Insurance and reinsurance companies.
Borrowings
2022	0.3
2023	0.3
2024	0.3
2025	545.3
2026	0.3
Thereafter	237.3
Total	783.8
Non-insurance companies.
Borrowings
2022	584.4
2023	62.8
2024	208.0
2025	21.1
2026	20.2
Thereafter	736.8
Total	$ 1,633.3